Derivative Instruments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Obligation to exercise the option	$ 146	$ 67
Derivative instruments in a liability position	10,894	9,656
Derivative instruments in a liability position, collateral posted	9,117	8,882
Loan commitment derivatives with notional	6,219	$ 2,498
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Obligation to exercise the option	$ 0